Fair Value Measurement- Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Held for Trading for Trading Purpose [member]
Disclosure of detailed information about financial instruments [line items]
Transferred	$ 2,091	$ 411	$ 129
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Net gain (loss), net of hedges was realized for FVO assets and FVO liabilities	(6)	4	9	$ 1	$ 40
FVO liabilities gain (loss)	15	(8)	11	21	8
Level 3 of fair value hierarchy [member] | Cumulative translation adjustment [member]
Disclosure of detailed information about financial instruments [line items]
Accumulated FVO liabilities loss	3		(6)	$ 3	$ (6)
Obligations related to securities sold short [member]
Disclosure of detailed information about financial instruments [line items]
Transferred	$ 921	$ 844	$ 763